RELATED PARTY TRANSACTIONS - SCHEDULE OF RELATED PARTY BALANCES (Details) - Golar LNG Limited - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Related Party Transaction
Total due (to)/from related parties	$ 5,964	$ (1,237)
Balances due (to)/from Golar and affiliates
Related Party Transaction
Total due (to)/from related parties	3,558	(4,091)
Methane Princess lease security deposit movements
Related Party Transaction
Total due (to)/from related parties	$ 2,406	$ 2,854